Components of Working Capital (Tables)	12 Months Ended
Dec. 31, 2015
Components Of Working Capital [Abstract]
Accounts Receivable, Net Table
A summary of accounts receivable, net is as follows:

	December 31,
thousands	2015	2014
Trade receivables, net	$143,557	$119,170
Other receivables, net	49,772	3,597
Total accounts receivable, net	$193,329	$122,767

Other Current Assets Table
A summary of other current assets is as follows:

	December 31,
thousands	2015	2014
Natural gas liquids inventory	$2,403	$5,316
Imbalance receivables	2,122	415
Prepaid insurance	2,296	2,443
Other	1,034	1,879
Total other current assets	$7,855	$10,053

Accrued Liabilities Table
A summary of accrued liabilities is as follows:

	December 31,
thousands	2015	2014
Accrued capital expenditures	$61,454	$132,911
Accrued plant purchases	16,425	14,023
Accrued interest expense	26,194	24,741
Short-term asset retirement obligations	3,677	1,497
Short-term remediation and reclamation obligations	1,136	475
Income taxes payable	770	207
Other	9,363	3,266
Total accrued liabilities	$119,019	$177,120